SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2021
SEC Schedule, 12-09, Valuation and Qualifying Accounts [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
Schedule II - Valuation and Qualifying Accounts

	Beginning Balance	Additions (Charge to Expense)	Deductions (Write-offs, net of Recoveries)	Ending Balance

	(in thousands)
Allowance for doubtful accounts, customers and other:
Year ended December 31, 2019	$1,163	$1,840	$(1,853)	$1,150
Year ended December 31, 2020	1,150	1,483	(1,882)	751
Year ended December 31, 2021	751	3,260	(2,358)	1,653

Tax valuation allowances:
Year ended December 31, 2019	$938	$5,638	$—	$6,576
Year ended December 31, 2020	6,576	11,680	—	18,256
Year ended December 31, 2021	18,256	—	(15,383)	2,873